Business combinations and acquisition of non-controlling interests - Measurement of fair value (Details)	12 Months Ended
Dec. 31, 2022
Customer relationships
Business combinations and acquisition of non-controlling interests
Valuation technique	Multi-period excess earning method
Non-compete agreement
Business combinations and acquisition of non-controlling interests
Valuation technique	With-and-without method
Trademarks
Business combinations and acquisition of non-controlling interests
Valuation technique	Relief-from-royalty method
Software
Business combinations and acquisition of non-controlling interests
Valuation technique	Replacement cost
Educational platform
Business combinations and acquisition of non-controlling interests
Valuation technique	Replacement cost